Statement of Cash Flows - Summary of Cash Inflows And Outflows From Income Tax Interests And Dividends (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income tax paid	₩ 1,524,025	₩ 1,586,750	₩ 1,119,252
Interest received	20,509,411	15,152,796	14,986,532
Interest paid	6,356,211	4,062,469	5,266,158
Dividends received	388,030	290,089	187,699
Dividends paid	₩ 1,564,153	₩ 1,053,416	₩ 883,952